Details of Commissions and Fees from Non-Trust Management Activities (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Component of Other Income, Nonoperating [Line Items]
Brokerage fees and commissions		536,843,000,000	568,897,000,000	626,033,000,000
Other fees and commissions:
Credit card fees		1,343,577,000,000	1,414,843,000,000	1,315,117,000,000
Commissions received on remittance		68,591,000,000	66,735,000,000	69,204,000,000
Commissions received on import and export letters of credit		75,849,000,000	66,582,000,000	70,043,000,000
Financial guarantee fees		51,272,000,000	49,691,000,000	40,356,000,000
Commissions received in foreign exchange activities		75,276,000,000	68,404,000,000	69,132,000,000
Commission received as agency		62,868,000,000	68,264,000,000	44,866,000,000
Commission received as electronic charge receipt		85,493,000,000	76,236,000,000	73,182,000,000
Other fees		341,435,000,000	320,762,000,000	287,282,000,000
Total other fees and commissions		2,104,361,000,000	2,131,517,000,000	1,969,182,000,000
Commissions and fees (Note 18)	$ 2,336,108,000	2,641,204,000,000	2,700,414,000,000	2,595,215,000,000